Credit Risk (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of credit risk exposure [abstract]
Disclosure of loans and advances at amortised cost by geography and by product	Total loans and advances at amortised cost in the credit risk section includes loans and advances at amortised cost to banks and loans and advances at amortised cost to customers.
The table below presents a product and geographical breakdown of loans and advances at amortised cost and the impairment allowance by stage; and includes purchased or originated credit-impaired (POCI) balances. POCI balances represent a fixed pool of assets purchased at a deep discount to face value reflecting credit losses incurred from the point of origination to date of acquisition. The table also presents stage allocation of debt securities and off-balance sheet loan commitments and financial guarantee contracts.
The impairment allowance under IFRS 9 considers both the drawn and the undrawn counterparty exposure. For retail portfolios, the total impairment allowance is allocated to gross loans and advances to the extent allowance does not exceed the drawn exposure and any excess is reported on the liabilities side of the balance sheet as a provision. For wholesale portfolios,
impairment allowance on undrawn exposure is reported on the liability side of the balance sheet as a provision.                       .

	Gross exposure					Impairment allowance
	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
As at 30.06.26	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages	163,971	13,869	1,765	—	179,605	16	20	61	—	97
Retail credit cards	15,067	2,085	303	13	17,468	170	430	189	—	789
Retail other	9,683	1,597	352	8	11,640	103	184	218	—	505
Corporate loans[1]	56,110	6,500	1,628	—	64,238	104	180	638	—	922
Total UK	244,831	24,051	4,048	21	272,951	393	814	1,106	—	2,313
Retail mortgages	1,661	231	172	—	2,064	3	1	26	—	30
Retail credit cards	19,041	2,780	1,814	—	23,635	412	785	1,450	—	2,647
Retail other	2,614	444	73	—	3,131	7	6	18	—	31
Corporate loans	69,582	3,888	1,566	—	75,036	85	135	275	—	495
Total Rest of the World	92,898	7,343	3,625	—	103,866	507	927	1,769	—	3,203
Total loans and advances at amortised cost	337,729	31,394	7,673	21	376,817	900	1,741	2,875	—	5,516
Debt securities at amortised cost	72,362	1,177	—	—	73,539	11	9	—	—	20
Total loans and advances at amortised cost including debt securities	410,091	32,571	7,673	21	450,356	911	1,750	2,875	—	5,536
Off-balance sheet loan commitments and financial guarantee contracts[2]	407,202	16,150	838	5	424,195	158	238	37	—	433
Total[3,4]	817,293	48,721	8,511	26	874,551	1,069	1,988	2,912	—	5,969

	Net exposure					Coverage ratio
	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
As at 30.06.26	£m	£m	£m	£m	£m	%	%	%	%	%
Retail mortgages	163,955	13,849	1,704	—	179,508	—	0.1	3.5	—	0.1
Retail credit cards	14,897	1,655	114	13	16,679	1.1	20.6	62.4	—	4.5
Retail other	9,580	1,413	134	8	11,135	1.1	11.5	61.9	—	4.3
Corporate loans[1]	56,006	6,320	990	—	63,316	0.2	2.8	39.2	—	1.4
Total UK	244,438	23,237	2,942	21	270,638	0.2	3.4	27.3	—	0.8
Retail mortgages	1,658	230	146	—	2,034	0.2	0.4	15.1	—	1.5
Retail credit cards	18,629	1,995	364	—	20,988	2.2	28.2	79.9	—	11.2
Retail other	2,607	438	55	—	3,100	0.3	1.4	24.7	—	1.0
Corporate loans	69,497	3,753	1,291	—	74,541	0.1	3.5	17.6	—	0.7
Total Rest of the World	92,391	6,416	1,856	—	100,663	0.5	12.6	48.8	—	3.1
Total loans and advances at amortised cost	336,829	29,653	4,798	21	371,301	0.3	5.5	37.5	—	1.5
Debt securities at amortised cost	72,351	1,168	—	—	73,519	—	0.8	—	—	—
Total loans and advances at amortised cost including debt securities	409,180	30,821	4,798	21	444,820	0.2	5.4	37.5	—	1.2
Off-balance sheet loan commitments and financial guarantee contracts[2]	407,044	15,912	801	5	423,762	—	1.5	4.4	—	0.1
Total[3,4]	816,224	46,733	5,599	26	868,582	0.1	4.1	34.2	—	0.7
1Includes Business Banking, which has a gross exposure of £12.4bn and an impairment allowance of £301m. This comprises £47m impairment allowance on £9.7bn Stage 1 exposure, £47m on £2.0bn Stage 2 exposure and £207m on £0.7bn Stage 3 exposure. Excluding this, total coverage for corporate loans in UK is 1.2%.
2Excludes loan commitments and financial guarantees of £32.3bn carried at fair value.
3Excludes other financial assets subject to impairment comprising of cash collateral and settlement balances, reverse repurchase agreements and other similar secured lending, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £286.4bn and an impairment allowance of £151m. This comprises £17m impairment allowance on £285.5bn Stage 1 exposure,
£10m on £0.8bn Stage 2 exposure and £124m on £127m Stage 3 exposure.
4The annualised loan loss rate is 62bps after applying the total impairment charges of £1,394m.

	Gross exposure					Impairment allowance
	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
As at 31.12.25	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages	159,825	13,757	1,836	—	175,418	15	16	60	—	91
Retail credit cards	14,922	1,943	279	24	17,168	171	398	174	—	743
Retail other	9,867	1,512	286	15	11,680	98	178	214	—	490
Corporate loans[1]	54,182	6,936	1,392	—	62,510	125	180	422	—	727
Total UK	238,796	24,148	3,793	39	266,776	409	772	870	—	2,051
Retail mortgages	1,829	72	131	—	2,032	2	—	24	—	26
Retail credit cards	18,801	2,536	1,776	—	23,113	395	796	1,395	—	2,586
Retail other	2,482	206	63	—	2,751	3	5	19	—	27
Corporate loans	66,671	3,702	1,767	—	72,140	82	135	382	—	599
Total Rest of the World	89,783	6,516	3,737	—	100,036	482	936	1,820	—	3,238
Total loans and advances at amortised cost	328,579	30,664	7,530	39	366,812	891	1,708	2,690	—	5,289
Debt securities at amortised cost	68,126	371	—	—	68,497	13	9	—	—	22
Total loans and advances at amortised cost including debt securities	396,705	31,035	7,530	39	435,309	904	1,717	2,690	—	5,311
Off-balance sheet loan commitments and financial guarantee contracts[2]	410,493	16,473	812	5	427,783	144	240	32	—	416
Total[3,4]	807,198	47,508	8,342	44	863,092	1,048	1,957	2,722	—	5,727

	Net exposure					Coverage ratio
	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
As at 31.12.25	£m	£m	£m	£m	£m	%	%	%	%	%
Retail mortgages	159,810	13,741	1,776	—	175,327	—	0.1	3.3	—	0.1
Retail credit cards	14,751	1,545	105	24	16,425	1.1	20.5	62.4	—	4.3
Retail other	9,769	1,334	72	15	11,190	1.0	11.8	74.8	—	4.2
Corporate loans[1]	54,057	6,756	970	—	61,783	0.2	2.6	30.3	—	1.2
Total UK	238,387	23,376	2,923	39	264,725	0.2	3.2	22.9	—	0.8
Retail mortgages	1,827	72	107	—	2,006	0.1	—	18.3	—	1.3
Retail credit cards	18,406	1,740	381	—	20,527	2.1	31.4	78.5	—	11.2
Retail other	2,479	201	44	—	2,724	0.1	2.4	30.2	—	1.0
Corporate loans	66,589	3,567	1,385	—	71,541	0.1	3.6	21.6	—	0.8
Total Rest of the World	89,301	5,580	1,917	—	96,798	0.5	14.4	48.7	—	3.2
Total loans and advances at amortised cost	327,688	28,956	4,840	39	361,523	0.3	5.6	35.7	—	1.4
Debt securities at amortised cost	68,113	362	—	—	68,475	—	2.4	—	—	—
Total loans and advances at amortised cost including debt securities	395,801	29,318	4,840	39	429,998	0.2	5.5	35.7	—	1.2
Off-balance sheet loan commitments and financial guarantee contracts[2]	410,349	16,233	780	5	427,367	—	1.5	3.9	—	0.1
Total[3,4]	806,150	45,551	5,620	44	857,365	0.1	4.1	32.6	—	0.7
1Includes Business Banking, which has a gross exposure of £12.4bn and an impairment allowance of £326m. This comprises £62m impairment allowance on £9.3bn Stage 1 exposure, £50m on £2.3bn Stage 2 exposure and £214m on £0.8bn Stage 3 exposure. Excluding this, total coverage for corporate loans in UK is 0.8%.
2Excludes loan commitments and financial guarantees of £22.2bn carried at fair value and includes exposure relating to financial assets classified as assets held for sale.
3Excludes other financial assets subject to impairment comprising of cash collateral and settlement balances, reverse repurchase agreements and other similar secured lending, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £224.1bn and an impairment allowance of £150m. This comprises £18m impairment allowance on £222.4bn Stage 1 exposure,
£8m on £1.6bn Stage 2 exposure and £124m on £127m Stage 3 exposure.
4The annualised loan loss rate is 52bps after applying the total impairment charges of £2,279m.
Loans and advances at amortised cost by product
The table below presents loans and advances at amortised cost by product and stage, including Stage 2 past due balances.

		Stage 2
As at 30.06.26	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3 excluding POCI	Stage 3 POCI	Total
Gross exposure	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages	165,632	11,391	2,031	678	14,100	1,937	—	181,669
Retail credit cards	34,108	4,258	332	275	4,865	2,117	13	41,103
Retail other	12,297	1,711	186	144	2,041	425	8	14,771
Corporate loans	125,692	10,144	92	152	10,388	3,194	—	139,274
Total	337,729	27,504	2,641	1,249	31,394	7,673	21	376,817

Impairment allowance
Retail mortgages	19	14	5	2	21	87	—	127
Retail credit cards	582	896	140	179	1,215	1,639	—	3,436
Retail other	110	122	32	36	190	236	—	536
Corporate loans	189	297	10	8	315	913	—	1,417
Total	900	1,329	187	225	1,741	2,875	—	5,516

Net exposure
Retail mortgages	165,613	11,377	2,026	676	14,079	1,850	—	181,542
Retail credit cards	33,526	3,362	192	96	3,650	478	13	37,667
Retail other	12,187	1,589	154	108	1,851	189	8	14,235
Corporate loans	125,503	9,847	82	144	10,073	2,281	—	137,857
Total	336,829	26,175	2,454	1,024	29,653	4,798	21	371,301

Coverage ratio	%	%	%	%	%	%	%	%
Retail mortgages	—	0.1	0.2	0.3	0.1	4.5	—	0.1
Retail credit cards	1.7	21.0	42.2	65.1	25.0	77.4	—	8.4
Retail other	0.9	7.1	17.2	25.0	9.3	55.5	—	3.6
Corporate loans	0.2	2.9	10.9	5.3	3.0	28.6	—	1.0
Total	0.3	4.8	7.1	18.0	5.5	37.5	—	1.5

As at 31.12.25
Gross exposure	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages	161,654	11,072	2,033	724	13,829	1,967	—	177,450
Retail credit cards	33,723	3,832	317	330	4,479	2,055	24	40,281
Retail other	12,349	1,398	207	113	1,718	349	15	14,431
Corporate loans	120,853	10,409	71	158	10,638	3,159	—	134,650
Total	328,579	26,711	2,628	1,325	30,664	7,530	39	366,812

Impairment allowance
Retail mortgages	17	9	4	3	16	84	—	117
Retail credit cards	566	840	138	216	1,194	1,569	—	3,329
Retail other	101	126	28	29	183	233	—	517
Corporate loans	207	298	7	10	315	804	—	1,326
Total	891	1,273	177	258	1,708	2,690	—	5,289

Net exposure
Retail mortgages	161,637	11,063	2,029	721	13,813	1,883	—	177,333
Retail credit cards	33,157	2,992	179	114	3,285	486	24	36,952
Retail other	12,248	1,272	179	84	1,535	116	15	13,914
Corporate loans	120,646	10,111	64	148	10,323	2,355	—	133,324
Total	327,688	25,438	2,451	1,067	28,956	4,840	39	361,523

Coverage ratio	%	%	%	%	%	%	%	%
Retail mortgages	—	0.1	0.2	0.4	0.1	4.3	—	0.1
Retail credit cards	1.7	21.9	43.5	65.5	26.7	76.4	—	8.3
Retail other	0.8	9.0	13.5	25.7	10.7	66.8	—	3.6
Corporate loans	0.2	2.9	9.9	6.3	3.0	25.5	—	1.0
Total	0.3	4.8	6.7	19.5	5.6	35.7	—	1.4

Disclosure of movement in gross exposures and impairment allowance including provisions for loan commitments and financial guarantees	The following tables present a reconciliation of the opening to the closing balance of the gross exposure and impairment allowance.
Transfers between stages in the tables have been reflected as if they had taken place at the beginning of the period. 'Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes' includes additional drawdowns and partial repayments from existing facilities. Additionally, the tables below do not include other financial assets subject to impairment such as debt securities at amortised cost, reverse repurchase agreements and other similar secured lending, cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets.
The movements in gross exposures and expected credit losses (ECL) are measured over a six-month period.
Loans and advances at amortised cost

	Stage 1		Stage 2		Stage 3 excluding POCI		Stage 3 POCI		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
Retail mortgages	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 01.01.26	161,654	17	13,829	16	1,967	84	—	—	177,450	117
Transfers from Stage 1 to Stage 2	(5,412)	(1)	5,412	1	—	—	—	—	—	—
Transfers from Stage 2 to Stage 1	3,648	3	(3,648)	(3)	—	—	—	—	—	—
Transfers to Stage 3	(197)	—	(300)	(1)	497	1	—	—	—	—
Transfers from Stage 3	27	—	74	1	(101)	(1)	—	—	—	—
Business activity in the period	17,491	3	213	—	—	—	—	—	17,704	3
Refinements to models used for calculation	—	(2)	—	—	—	1	—	—	—	(1)
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	(3,815)	—	(300)	9	(53)	16	—	—	(4,168)	25
Final repayments	(7,385)	(1)	(760)	(1)	(210)	(7)	—	—	(8,355)	(9)
Disposals[1]	(379)	—	(420)	(1)	(158)	(2)	—	—	(957)	(3)
Write-offs	—	—	—	—	(5)	(5)	—	—	(5)	(5)
As at 30.06.26	165,632	19	14,100	21	1,937	87	—	—	181,669	127

Retail credit cards
As at 01.01.26	33,723	566	4,479	1,194	2,055	1,569	24	—	40,281	3,329
Transfers from Stage 1 to Stage 2	(2,169)	(63)	2,169	63	—	—	—	—	—	—
Transfers from Stage 2 to Stage 1	1,519	343	(1,519)	(343)	—	—	—	—	—	—
Transfers to Stage 3	(331)	(15)	(708)	(325)	1,039	340	—	—	—	—
Transfers from Stage 3	16	10	13	6	(29)	(16)	—	—	—	—
Business activity in the period[2]	2,163	60	164	41	3	2	—	—	2,330	103
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	(708)	(314)	313	593	(31)	599	(11)	—	(437)	878
Final repayments	(105)	(5)	(46)	(14)	(55)	(46)	—	—	(206)	(65)
Disposals[1]	—	—	—	—	(250)	(194)	—	—	(250)	(194)
Write-offs	—	—	—	—	(615)	(615)	—	—	(615)	(615)
As at 30.06.26	34,108	582	4,865	1,215	2,117	1,639	13	—	41,103	3,436
1The £957m of gross disposals reported within Retail mortgages relate to the transfer of facilities to a non-consolidated SPV for the purpose of securitisation. The £250m of gross disposals reported within Retail credit cards relate to debt sales undertaken during the period.
2Business activity in the period reported within Retail credit cards includes £101m related to the acquisition of Best Egg within USCB.

Loans and advances at amortised cost
	Stage 1		Stage 2		Stage 3 excluding POCI		Stage 3 POCI		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
Retail other	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 01.01.26	12,349	101	1,718	183	349	233	15	—	14,431	517
Transfers from Stage 1 to Stage 2	(917)	(8)	917	8	—	—	—	—	—	—
Transfers from Stage 2 to Stage 1	538	46	(538)	(46)	—	—	—	—	—	—
Transfers to Stage 3	(124)	(1)	(121)	(27)	245	28	—	—	—	—
Transfers from Stage 3	1	—	9	3	(10)	(3)	—	—	—	—
Business activity in the period[1]	3,101	27	238	27	8	4	—	—	3,347	58
Refinements to models used for calculation	—	(2)	—	—	—	—	—	—	—	(2)
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	(845)	(43)	143	49	44	101	(7)	—	(665)	107
Final repayments	(1,806)	(10)	(325)	(7)	(88)	(9)	—	—	(2,219)	(26)
Disposals[2]	—	—	—	—	(21)	(16)	—	—	(21)	(16)
Write-offs	—	—	—	—	(102)	(102)	—	—	(102)	(102)
As at 30.06.26	12,297	110	2,041	190	425	236	8	—	14,771	536

Corporate loans
As at 01.01.26	120,853	207	10,638	315	3,159	804	—	—	134,650	1,326
Transfers from Stage 1 to Stage 2	(2,679)	(14)	2,679	14	—	—	—	—	—	—
Transfers from Stage 2 to Stage 1	2,186	37	(2,186)	(37)	—	—	—	—	—	—
Transfers to Stage 3	(698)	(1)	(294)	(19)	992	20	—	—	—	—
Transfers from Stage 3	157	6	124	12	(281)	(18)	—	—	—	—
Business activity in the period	21,366	23	214	11	44	11	—	—	21,624	45
Refinements to models used for calculation	—	(2)	—	1	—	1	—	—	—	—
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	1,609	(49)	204	44	(262)	438	—	—	1,551	433
Final repayments	(17,047)	(17)	(991)	(26)	(124)	(9)	—	—	(18,162)	(52)
Disposals[2]	(55)	(1)	—	—	—	—	—	—	(55)	(1)
Write-offs	—	—	—	—	(334)	(334)	—	—	(334)	(334)
As at 30.06.26	125,692	189	10,388	315	3,194	913	—	—	139,274	1,417
1Business activity in the period reported within Retail other includes £122m related to the acquisition of Best Egg within USCB.
2The £21m of gross disposals reported within Retail other and £55m of gross disposals reported within Corporate loans relate to debt sales undertaken during the period.

Reconciliation of ECL movement to impairment charges for the period
	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	£m	£m	£m	£m	£m
Retail mortgages	2	6	10	—	18
Retail credit cards	16	21	879	—	916
Retail other	9	7	121	—	137
Corporate loans	(17)	—	443	—	426
ECL movements excluding disposals and write-offs[1]	10	34	1,453	—	1,497
ECL movement on loan commitments and other financial guarantees	14	(2)	5	—	17
ECL movement on other financial assets	(1)	2	—	—	1
ECL movement on debt securities at amortised cost	(2)	—	—	—	(2)
Recoveries and reimbursements[2]	(13)	(11)	(84)	—	(108)
ECL charge on assets held for sale[3]					50
Total exchange and other adjustments					(61)
Total income statement charges for the period					1,394
1In H126, gross write-offs amounted to £1,056m (H125: £747m) and cash recoveries on previously written off accounts were £66m (H125:
£43m). Net write-offs, representing gross write-offs less recoveries, amounted to £990m (H125: £704m).
2Recoveries and reimbursements comprised of £66m (H125: £43m) of cash recoveries on previously written off accounts and £42m (H125:
£58m) of reimbursements expected to be received under financial guarantee contracts with third parties.
3The ECL charges on assets held for sale relates to the AA portfolio within USCB, the sale of which was completed in April 2026.

Loan commitments and financial guarantees[1]
	Stage 1		Stage 2		Stage 3 excluding POCI		Stage 3 POCI		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
Retail mortgages	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 01.01.26	11,755	—	125	—	—	—	—	—	11,880	—
Net transfers between stages	(41)	—	39	—	2	—	—	—	—	—
Business activity in the period	12,144	—	—	—	—	—	—	—	12,144	—
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	(8,966)	—	(10)	—	(1)	—	—	—	(8,977)	—
Limit management and final repayments	(163)	—	(12)	—	—	—	—	—	(175)	—
As at 30.06.26	14,729	—	142	—	1	—	—	—	14,872	—
Retail credit cards
As at 01.01.26	163,724	52	2,330	3	94	—	5	—	166,153	55
Net transfers between stages	(1,663)	7	1,567	(7)	96	—	—	—	—	—
Business activity in the period	8,181	14	105	1	—	—	—	—	8,286	15
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	2,870	(6)	(1,243)	9	(94)	—	—	—	1,533	3
Limit management and final repayments	(4,996)	(4)	(62)	(3)	(9)	—	—	—	(5,067)	(7)
Disposals[2]	(23,511)	—	(146)	—	—	—	—	—	(23,657)	—
As at 30.06.26	144,605	63	2,551	3	87	—	5	—	147,248	66
Retail other
As at 01.01.26	7,116	1	413	—	19	—	—	—	7,548	1
Net transfers between stages	24	—	(34)	—	10	—	—	—	—	—
Business activity in the period	450	—	—	—	—	—	—	—	450	—
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	228	—	(3)	—	(5)	—	—	—	220	—
Limit management and final repayments	(598)	—	(4)	—	—	—	—	—	(602)	—
As at 30.06.26	7,220	1	372	—	24	—	—	—	7,616	1
Corporate loans
As at 01.01.26	227,898	91	13,605	237	699	32	—	—	242,202	360
Net transfers between stages	(573)	4	498	(4)	75	—	—	—	—	—
Business activity in the period	33,307	15	720	27	5	—	—	—	34,032	42
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	11,720	(3)	(157)	8	36	6	—	—	11,599	11
Limit management and final repayments	(31,618)	(13)	(1,516)	(33)	(89)	(1)	—	—	(33,223)	(47)
Disposals[2]	(86)	—	(65)	—	—	—	—	—	(151)	—
As at 30.06.26	240,648	94	13,085	235	726	37	—	—	254,459	366
1Loan commitments reported also include exposure relating to financial assets classified as held for sale.
2The gross disposals within Retail credit cards and Corporate loans reflect the sale of the AA portfolio within USCB, which was completed in April
2026.

Disclosure of management adjustment to models for impairment	Management adjustments are captured through “Economic uncertainty” and “Other” adjustments, and are presented by product and geography below:
Management adjustments to models for impairment allowance presented by product and geography

	Impairment allowance pre management adjustments[1]	Economic uncertainty adjustments	Other adjustments	Management adjustments[2]	Total impairment allowance[3]	Proportion of Management adjustments to total impairment allowance
		(a)	(b)	(a+b)
As at 30.06.26	£m	£m	£m	£m	£m	%
Retail mortgages	93	—	4	4	97	4.1
Retail credit cards	812	—	—	—	812	—
Retail other	409	—	97	97	506	19.2
Corporate loans	936	17	49	66	1,002	6.6
Total UK	2,250	17	150	167	2,417	6.9
Retail mortgages	30	—	—	—	30	—
Retail credit cards	2,635	—	55	55	2,690	2.0
Retail other	29	—	2	2	31	6.5
Corporate loans	718	57	6	63	781	8.1
Total Rest of the World	3,412	57	63	120	3,532	3.4
Total	5,662	74	213	287	5,949	4.8
Debt securities at amortised cost	18	2	—	2	20	10.0
Total including debt securities at amortised cost	5,680	76	213	289	5,969	4.8

As at 31.12.25	£m	£m	£m	£m	£m	%
Retail mortgages	76	—	15	15	91	16.5
Retail credit cards	761	—	—	—	761	—
Retail other	406	—	85	85	491	17.3
Corporate loans	714	39	53	92	806	11.4
Total UK	1,957	39	153	192	2,149	8.9
Retail mortgages	25	—	1	1	26	3.8
Retail credit cards	2,505	31	87	118	2,623	4.5
Retail other	27	—	—	—	27	—
Corporate loans	823	44	13	57	880	6.5
Total Rest of the World	3,380	75	101	176	3,556	4.9
Total	5,337	114	254	368	5,705	6.5
Debt securities at amortised cost	21	1	—	1	22	4.5
Total including debt securities at amortised cost	5,358	115	254	369	5,727	6.4
1Includes £4.3bn (December 2025: £4.3bn) of modelled ECL, £0.9bn (December 2025: £0.7bn) of individually assessed impairments, £nil
(December 2025: £(0.2)bn) of ECL from the AA portfolio within USCB, the sale of which was completed in April 2026 and £0.5bn (December
2025: £0.6bn) of ECL from benchmarked exposures and debt securities.
2Management adjustments related to other financial assets subject to impairment excluded in the table above include cash collateral and settlement balances £1m (December 2025: £1m) and reverse repurchase agreements and other similar secured lending £1m (December 2025:
£1m) within the IB portfolio.
3Total impairment allowance consists of ECL stock on drawn and undrawn exposures.
Economic uncertainty adjustments presented by stage

	Stage 1	Stage 2	Stage 3	Total
As at 30.06.26	£m	£m	£m	£m
Retail mortgages	—	—	—	—
Retail credit cards	—	—	—	—
Retail other	—	—	—	—
Corporate loans	9	7	1	17
Total UK	9	7	1	17
Retail mortgages	—	—	—	—
Retail credit cards	—	—	—	—
Retail other	—	—	—	—
Corporate loans	16	41	—	57
Total Rest of the World	16	41	—	57
Total	25	48	1	74
Debt securities at amortised cost	1	1	—	2
Total including debt securities at amortised cost	26	49	1	76

As at 31.12.25	£m	£m	£m	£m
Retail mortgages	—	—	—	—
Retail credit cards	—	—	—	—
Retail other	—	—	—	—
Corporate loans	23	10	6	39
Total UK	23	10	6	39
Retail mortgages	—	—	—	—
Retail credit cards	—	31	—	31
Retail other	—	—	—	—
Corporate loans	13	31	—	44
Total Rest of the World	13	62	—	75
Total	36	72	6	114
Debt securities at amortised cost	1	—	—	1
Total including debt securities at amortised cost	37	72	6	115
Economic uncertainty adjustments
Economic uncertainty adjustments result from the identification of customers and clients who may be more vulnerable to economic instability and are applied at a portfolio level.
Economic uncertainty adjustments have decreased from last year, informed by the retirement of tariff-related adjustments of
£81m driven by the lack of tariff-driven credit deterioration and losses. However, geopolitical uncertainty persists and is reflected through an adjustment of £66m to capture increased downside risk, as any potential impact on corporate earnings is expected to lag.
Total economic uncertainty adjustments as at 30 June 2026 are £76m (December 2025: £115m) and include:
•Retail credit cards (ROW) £nil (December 2025: £31m): The previously held tariff-related adjustment was retired following the lack of tariff-driven credit deterioration and losses
•Corporate loans (UK) £17m (December 2025: £39m): This adjustment reflects potential cross-default risk on Barclays’
lending in respect of clients who have taken out Bounce Back Loans and an adjustment to capture increased downside risk, amid ongoing geopolitical uncertainty. The reduction reflects the partial release of the cross-default risk adjustment, supported by resilient borrower behaviour
•Corporate loans (ROW) £57m (December 2025: £44m): The previously held tariff-related adjustment was retired due to the lack of tariff-driven credit deterioration and losses. However, geopolitical uncertainty persists and is reflected through an adjustment to capture increased downside risk, as any potential impact on corporate earnings is expected to lag
Other adjustments
Other adjustments are operational and remain in place until incorporated into the underlying models. These adjustments result from data limitations and model performance related issues identified through model monitoring and other established governance processes.
Total other adjustments as at 30 June 2026 are £213m (December 2025: £254m) and include:
•Retail mortgages (UK) £4m (December 2025: £15m): The movement reflects the retirement of operational adjustments following updates to the Private Banking impairment models
•Retail credit cards (ROW) £55m (December 2025: £87m): This adjustment reflects provisioning for the Best Egg acquisition during the period and the annual update to the high-risk account management (HRAM) framework within the USCB portfolio. The previously held adjustment relating to the acquisition of the GM consumer cards portfolio was retired following model implementation
•Retail other (UK) £97m (December 2025: £85m) and Corporate loans (UK) £49m (December 2025: £53m): These include adjustments for the definition of default (DOD) criteria under the Capital Requirements Regulation and model monitoring outcomes and have remained broadly stable compared to year-end
•Corporate loans (ROW) £6m (December 2025: £13m): This adjustment reflects operational adjustments within the GM business cards portfolio

Disclosure of macroeconomic variables

Macroeconomic variables used in the calculation of ECL
As at 30.06.26	2026	2027	2028	2029	2030
Baseline	%	%	%	%	%
UK GDP[1]	0.4	1.1	1.4	1.4	1.5
UK unemployment[2]	5.3	5.3	5.0	4.9	4.9
UK HPI[3]	1.3	1.6	3.9	3.0	3.9
UK bank rate[6]	4.1	4.4	4.3	4.3	4.3
US GDP[1]	1.7	2.0	2.1	2.1	2.1
US unemployment[4]	4.4	4.3	4.3	4.3	4.3
US HPI[5]	2.1	2.1	2.4	2.4	2.4
US federal funds rate[6]	3.7	3.8	3.8	3.8	3.8

Downside 2
UK GDP[1]	(0.5)	(4.1)	1.9	1.7	1.0
UK unemployment[2]	6.0	7.8	7.8	6.9	6.0
UK HPI[3]	(12.0)	(19.3)	6.7	9.3	4.6
UK bank rate[6]	4.2	5.1	4.6	4.5	4.5
US GDP[1]	0.5	(4.3)	—	2.1	1.6
US unemployment[4]	5.5	8.5	8.3	7.2	6.1
US HPI[5]	(3.1)	(6.3)	5.7	5.0	2.9
US federal funds rate[6]	3.8	4.9	4.3	4.3	4.3

Downside 1
UK GDP[1]	(0.1)	(1.6)	1.6	1.5	1.2
UK unemployment[2]	5.6	6.6	6.4	5.9	5.4
UK HPI[3]	(5.4)	(9.2)	5.3	6.1	4.3
UK bank rate[6]	4.1	4.7	4.5	4.5	4.5
US GDP[1]	1.1	(1.2)	1.1	2.1	1.9
US unemployment[4]	5.0	6.4	6.3	5.8	5.2
US HPI[5]	(0.5)	(2.1)	4.0	3.7	2.7
US federal funds rate[6]	3.8	4.2	4.1	4.0	4.0

Upside 2
UK GDP[1]	0.9	3.8	3.2	2.6	2.3
UK unemployment[2]	5.1	4.6	4.1	4.0	4.0
UK HPI[3]	4.1	14.2	6.8	2.7	3.8
UK bank rate[6]	4.0	3.8	3.0	3.1	3.3
US GDP[1]	1.8	3.2	2.9	2.8	2.8
US unemployment[4]	4.2	3.7	3.6	3.6	3.6
US HPI[5]	4.9	4.3	5.3	4.9	4.9
US federal funds rate[6]	3.5	3.0	3.0	3.0	2.8

Upside 1
UK GDP[1]	0.6	2.4	2.3	2.0	1.9
UK unemployment[2]	5.2	4.9	4.6	4.5	4.5
UK HPI[3]	2.7	7.8	5.4	2.9	3.9
UK bank rate[6]	4.0	4.1	3.5	3.6	3.8
US GDP[1]	1.8	2.6	2.5	2.5	2.5
US unemployment[4]	4.3	4.0	4.0	4.0	4.0
US HPI[5]	3.5	3.2	3.8	3.6	3.6
US federal funds rate[6]	3.5	3.3	3.3	3.3	3.3
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in year-end UK HPI = Halifax HPI Meth2 All Houses, All Buyers index, relative to prior year-end.
4Average US civilian unemployment rate 16-year+.
5Change in year-end US HPI = FHFA House Price Index, relative to prior year-end.
6Average rate.

As at 31.12.25	2025	2026	2027	2028	2029
Baseline	%	%	%	%	%
UK GDP[1]	1.5	1.1	1.4	1.4	1.4
UK unemployment[2]	4.7	4.9	4.8	4.8	4.7
UK HPI[3]	1.5	2.9	2.5	4.3	3.8
UK bank rate[6]	4.2	3.4	3.4	3.5	3.6
US GDP[1]	2.1	2.0	2.0	2.0	2.0
US unemployment[4]	4.2	4.5	4.4	4.4	4.4
US HPI[5]	3.2	1.7	1.9	2.6	2.6
US federal funds rate[6]	4.2	3.4	3.3	3.3	3.5

Downside 2
UK GDP[1]	1.5	(2.5)	(1.2)	2.8	1.1
UK unemployment[2]	4.7	5.8	7.7	6.9	5.7
UK HPI[3]	1.5	(24.9)	(5.1)	9.6	14.2
UK bank rate[6]	4.2	2.3	0.5	0.4	1.1
US GDP[1]	2.1	(2.7)	(2.8)	1.6	2.4
US unemployment[4]	4.2	5.7	8.0	7.9	5.9
US HPI[5]	3.2	(8.2)	(1.7)	7.2	7.7
US federal funds rate[6]	4.2	3.6	2.4	1.4	1.2

Downside 1
UK GDP[1]	1.5	(0.7)	0.1	2.1	1.3
UK unemployment[2]	4.7	5.3	6.3	5.8	5.2
UK HPI[3]	1.5	(11.8)	(1.3)	6.9	8.9
UK bank rate[6]	4.2	2.9	2.0	1.9	2.4
US GDP[1]	2.1	(0.3)	(0.4)	1.8	2.2
US unemployment[4]	4.2	5.1	6.2	6.1	5.1
US HPI[5]	3.2	(3.3)	0.1	4.9	5.1
US federal funds rate[6]	4.2	3.6	2.8	2.4	2.4

Upside 2
UK GDP[1]	1.5	2.7	3.7	2.9	2.4
UK unemployment[2]	4.7	4.3	4.0	3.9	3.8
UK HPI[3]	1.5	11.9	8.4	5.1	4.1
UK bank rate[6]	4.2	3.1	2.3	2.3	2.6
US GDP[1]	2.1	2.8	3.1	2.8	2.8
US unemployment[4]	4.2	3.9	3.7	3.7	3.7
US HPI[5]	3.2	6.2	4.7	4.8	4.9
US federal funds rate[6]	4.2	3.0	2.5	2.5	2.5

Upside 1
UK GDP[1]	1.5	1.9	2.6	2.2	1.9
UK unemployment[2]	4.7	4.6	4.4	4.4	4.3
UK HPI[3]	1.5	7.4	5.4	4.7	3.9
UK bank rate[6]	4.2	3.2	2.8	2.8	3.1
US GDP[1]	2.1	2.4	2.6	2.4	2.4
US unemployment[4]	4.2	4.2	4.1	4.1	4.1
US HPI[5]	3.2	4.0	3.3	3.7	3.7
US federal funds rate[6]	4.2	3.3	2.8	2.8	3.0
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in year-end UK HPI = Halifax HPI Meth2 All Houses, All Buyers index, relative to prior year-end.
4Average US civilian unemployment rate 16-year+.
5Change in year-end US HPI = FHFA House Price Index, relative to prior year-end.
6Average rate.

Scenario weighting	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 30.06.26
Scenario weighting	13.7	27.3	39.5	12.5	7.0
As at 31.12.25
Scenario weighting	14.4	27.4	38.5	12.7	7.0
Specific bases show the most extreme position of each variable in the context of the downside/upside scenarios, for example, the highest unemployment for downside scenarios, average unemployment for baseline scenarios and lowest unemployment for upside scenarios. GDP and HPI downside and upside scenario data represent the lowest and highest cumulative positions relative to the start point in the 20 quarter period.

Macroeconomic variables (specific bases)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 30.06.26%		%	%	%	%
UK GDP[2]	14.4	10.2	1.1	(1.9)	(5.1)
UK unemployment[3]	4.0	4.5	5.1	6.7	8.1
UK HPI[4]	35.4	24.6	2.8	(14.1)	(29.3)
UK bank rate[3]	3.0	3.5	4.3	4.8	5.3
US GDP[2]	14.5	12.5	2.0	(1.1)	(5.2)
US unemployment[3]	3.6	4.0	4.3	6.6	8.8
US HPI[4]	26.7	19.1	2.3	(3.0)	(9.2)
US federal funds rate[3]	2.8	3.3	3.7	4.3	5.3
As at 31.12.25%		%	%	%	%
UK GDP[2]	14.5	10.8	1.4	(0.3)	(3.5)
UK unemployment[3]	3.8	4.3	4.8	6.5	8.1
UK HPI[4]	34.6	24.9	3.0	(12.6)	(28.0)
UK bank rate[3]	2.3	2.8	3.6	4.6	4.6
US GDP[2]	14.6	12.4	2.0	(0.2)	(4.6)
US unemployment[3]	3.7	4.1	4.4	6.6	8.8
US HPI[4]	26.2	19.3	2.4	(1.5)	(8.1)
US federal funds rate[3]	2.5	2.8	3.5	4.3	4.3
1UK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HPI = Halifax HPI Meth2 All Houses,
All Buyers index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA
House Price Index. 20 quarter period starts from Q126 (2025: Q125).
2Maximum growth relative to Q425 (2025: Q424), based on 20 quarter period in Upside scenarios; 5-year yearly average CAGR in Baseline;
minimum growth relative to Q425 (2025: Q424), based on 20 quarter period in Downside scenarios.
3Lowest quarter in 20 quarter period in Upside scenarios; 5-year average in Baseline; highest quarter 20 quarter period in Downside scenarios.
4Maximum growth relative to Q425 (2025: Q424), based on 20 quarter period in Upside scenarios; 5-year quarter end CAGR in Baseline;
minimum growth relative to Q425 (2025: Q424), based on 20 quarter period in Downside scenarios.
Average basis represents the average quarterly value of variables in the 20 quarter period with GDP and HPI based on yearly average and quarterly CAGRs respectively.

Macroeconomic variables (5-year averages)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 30.06.26%		%	%	%	%
UK GDP[2]	2.6	1.8	1.1	0.5	—
UK unemployment[3]	4.3	4.7	5.1	6.0	6.9
UK HPI[4]	6.3	4.5	2.8	—	(2.8)
UK bank rate[3]	3.4	3.8	4.3	4.5	4.6
US GDP[2]	2.7	2.4	2.0	1.0	—
US unemployment[3]	3.7	4.0	4.3	5.7	7.1
US HPI[4]	4.9	3.6	2.3	1.5	0.7
US federal funds rate[3]	3.0	3.3	3.7	4.0	4.3
As at 31.12.25%		%	%	%	%
UK GDP[2]	2.7	2.0	1.4	0.9	0.3
UK unemployment[3]	4.1	4.5	4.8	5.5	6.2
UK HPI[4]	6.1	4.5	3.0	0.6	(2.0)
UK bank rate[3]	2.9	3.2	3.6	2.7	1.7
US GDP[2]	2.7	2.4	2.0	1.1	0.1
US unemployment[3]	3.9	4.1	4.4	5.4	6.3
US HPI[4]	4.8	3.6	2.4	1.9	1.5
US federal funds rate[3]	2.9	3.2	3.5	3.1	2.5
1UK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HPI = Halifax HPI Meth2 All Houses,
All Buyers index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA
House Price Index. 20 quarter period starts from Q126 (2025: Q125).
25-year yearly average CAGR, starting 2025 (2025: 2024).
35-year average. Period based on 20 quarters from Q126 (2025: Q125).
45-year quarter end CAGR, starting Q425 (2025: Q424).

Disclosure of ECL under 100% weighted scenarios for key principal portfolios	The table below shows the modelled ECL assuming each of the five modelled scenarios are 100% weighted with the dispersion of results around the Baseline, highlighting the impact on exposure and ECL across the scenarios.
Model exposure uses exposure at default (EAD) values and is not directly comparable to gross exposure used in other disclosures.

	Scenarios
As at 30.06.26	Weighted[1]	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Model Exposure (£m)
Retail mortgages	156,076	158,653	157,553	156,010	152,793	148,752
Retail credit cards[2]	61,160	60,777	60,899	61,019	61,810	62,521
Retail other	13,173	13,298	13,243	13,176	13,019	12,846
Corporate loans[2]	235,090	236,716	236,161	235,455	233,473	228,609
Stage 1 Model ECL (£m)
Retail mortgages	12	4	5	8	23	58
Retail credit cards[2]	563	508	526	545	643	761
Retail other	38	35	36	38	39	43
Corporate loans[2]	249	212	224	236	299	379
Stage 1 Coverage (%)
Retail mortgages	—	—	—	—	—	—
Retail credit cards	0.9	0.8	0.9	0.9	1.0	1.2
Retail other	0.3	0.3	0.3	0.3	0.3	0.3
Corporate loans	0.1	0.1	0.1	0.1	0.1	0.2
Stage 2 Model Exposure (£m)
Retail mortgages	13,985	11,408	12,509	14,051	17,268	21,309
Retail credit cards[2]	5,004	4,748	4,925	4,985	5,165	5,448
Retail other	1,692	1,567	1,622	1,689	1,846	2,019
Corporate loans[2]	19,210	17,431	18,046	18,866	20,974	25,984
Stage 2 Model ECL (£m)
Retail mortgages	25	7	11	17	51	131
Retail credit cards[2]	1,085	1,010	1,040	1,071	1,184	1,339
Retail other	84	73	78	83	97	113
Corporate loans[2]	453	359	390	428	576	867
Stage 2 Coverage (%)
Retail mortgages	0.2	0.1	0.1	0.1	0.3	0.6
Retail credit cards	21.7	21.3	21.1	21.5	22.9	24.6
Retail other	5.0	4.7	4.8	4.9	5.3	5.6
Corporate loans	2.4	2.1	2.2	2.3	2.7	3.3
Stage 3 Model Exposure (£m)[3]
Retail mortgages	1,617	1,617	1,617	1,617	1,617	1,617
Retail credit cards[2]	2,229	2,229	2,229	2,229	2,229	2,229
Retail other	185	185	185	185	185	185
Corporate loans[2]	3,658	3,658	3,658	3,658	3,658	3,658
Stage 3 Model ECL (£m)
Retail mortgages	44	31	34	38	62	105
Retail credit cards[2]	1,642	1,596	1,621	1,645	1,686	1,721
Retail other	67	66	66	67	68	69
Corporate loans[2,4]	66	62	63	64	72	80
Stage 3 Coverage (%)
Retail mortgages	2.7	1.9	2.1	2.4	3.8	6.5
Retail credit cards	73.7	71.6	72.7	73.8	75.6	77.2
Retail other	36.2	35.7	35.7	36.2	36.8	37.3
Corporate loans[4]	1.8	1.7	1.7	1.7	2.0	2.2
Total Model ECL (£m)
Retail mortgages	81	42	50	63	136	294
Retail credit cards[2]	3,290	3,114	3,187	3,261	3,513	3,821
Retail other	189	174	180	188	204	225
Corporate loans[2,4]	768	633	677	728	947	1,326
Total Model ECL	4,328	3,963	4,094	4,240	4,800	5,666

Reconciliation to total ECL	£m
Total weighted model ECL	4,328
ECL from individually assessed exposures[4]	882
ECL from benchmarked exposures and others[5]	452
ECL from debt securities at amortised cost	20
ECL from post model management adjustments	287
Of which: ECL from economic uncertainty adjustments	74
Total ECL	5,969
1Model exposures are allocated to a stage based on an individual scenario rather than a probability-weighted approach as required for Barclays reported impairment allowances. As a result, it is not possible to back solve the final reported weighted ECL from individual scenarios given balances may be assigned to a different stage dependent on the scenario.
2Model exposures and ECL reported within Retail credit cards and Corporate loans exclude the AA portfolio within USCB, the sale of which was completed in April 2026.
3Model exposures allocated to Stage 3 do not change in any of the scenarios as the transition criteria relies only on observable evidence of default as at 30 June 2026 and not on the macroeconomic scenario.
4Material corporate loan defaults are individually assessed across different recovery strategies. As a result, ECL of £882m is reported as an individually assessed impairment in the reconciliation table.
5ECL from benchmarked exposures and others includes ECL on Tesco Bank of £430m calculated using a benchmarked approach based on UK cards and UK retail loans. The sensitivity of these exposures would materially reflect the sensitivity of the benchmarked model.

	Scenarios
As at 31.12.25	Weighted[1]	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Model Exposure (£m)
Retail mortgages	149,004	151,314	150,144	148,760	146,786	144,360
Retail credit cards[2]	61,320	61,096	61,204	61,325	61,569	61,724
Retail other	6,260	6,378	6,326	6,268	6,106	5,927
Corporate loans[2]	220,292	222,057	221,337	220,646	218,634	213,827
Stage 1 Model ECL (£m)
Retail mortgages	3	1	2	2	6	13
Retail credit cards[2]	561	523	541	561	599	637
Retail other	32	30	31	31	35	38
Corporate loans[2]	231	201	212	221	274	329
Stage 1 Coverage (%)
Retail mortgages	—	—	—	—	—	—
Retail credit cards	0.9	0.9	0.9	0.9	1.0	1.0
Retail other	0.5	0.5	0.5	0.5	0.6	0.6
Corporate loans	0.1	0.1	0.1	0.1	0.1	0.2
Stage 2 Model Exposure (£m)
Retail mortgages	13,586	11,276	12,446	13,830	15,804	18,230
Retail credit cards[2]	5,307	5,133	5,224	5,301	5,478	5,759
Retail other	1,164	1,046	1,098	1,156	1,318	1,497
Corporate loans[2]	18,172	16,264	17,037	17,836	19,979	24,927
Stage 2 Model ECL (£m)
Retail mortgages	16	6	8	11	33	79
Retail credit cards[2]	1,183	1,099	1,138	1,175	1,277	1,415
Retail other	81	67	72	77	102	134
Corporate loans[2]	477	383	415	454	604	879
Stage 2 Coverage (%)
Retail mortgages	0.1	0.1	0.1	0.1	0.2	0.4
Retail credit cards	22.3	21.4	21.8	22.2	23.3	24.6
Retail other	7.0	6.4	6.6	6.7	7.7	9.0
Corporate loans	2.6	2.4	2.4	2.5	3.0	3.5
Stage 3 Model Exposure (£m)[3]
Retail mortgages	1,621	1,621	1,621	1,621	1,621	1,621
Retail credit cards[2]	2,158	2,158	2,158	2,158	2,158	2,158
Retail other	128	128	128	128	128	128
Corporate loans[2]	3,650	3,650	3,650	3,650	3,650	3,650
Stage 3 Model ECL (£m)
Retail mortgages	43	32	35	38	59	98
Retail credit cards[2]	1,592	1,548	1,573	1,596	1,632	1,663
Retail other	79	76	77	77	80	87
Corporate loans[2,4]	60	57	57	59	64	71
Stage 3 Coverage (%)
Retail mortgages	2.7	2.0	2.2	2.3	3.6	6.0
Retail credit cards	73.8	71.7	72.9	74.0	75.6	77.1
Retail other	61.7	59.4	60.2	60.2	62.5	68.0
Corporate loans[4]	1.6	1.6	1.6	1.6	1.8	1.9
Total Model ECL (£m)
Retail mortgages	62	39	45	51	98	190
Retail credit cards	3,336	3,170	3,252	3,332	3,508	3,715
Retail other	192	173	180	185	217	259
Corporate loans[2,4]	768	641	684	734	942	1,279
Total Model ECL	4,358	4,023	4,161	4,302	4,765	5,443

Reconciliation to total ECL	£m
Total weighted model ECL	4,358
ECL from individually assessed exposures[4]	672
ECL from benchmarked exposures and others[5]	542
ECL from debt securities at amortised cost	22
ECL from held for sale assets (AA portfolio)	(235)
ECL from post model management adjustments	368
Of which: ECL from economic uncertainty adjustments	114
Total ECL	5,727
1Model exposures are allocated to a stage based on an individual scenario rather than a probability-weighted approach as required for Barclays reported impairment allowances. As a result, it is not possible to back solve the final reported weighted ECL from individual scenarios given balances may be assigned to a different stage dependent on the scenario.
2Model exposure and ECL reported within Retail credit cards and Corporate loans continue to include the AA portfolio within USCB, classified as assets held for sale.
3Model exposures allocated to Stage 3 do not change in any of the scenarios as the transition criteria relies only on observable evidence of default as at 31 December 2025 and not on the macroeconomic scenario.
4Material corporate loan defaults are individually assessed across different recovery strategies. As a result, ECL of £672m is reported as an individually assessed impairment in the reconciliation table.
5ECL from benchmarked exposures and others includes ECL on Tesco Bank of £400m calculated using a benchmarked approach based on UK cards and UK retail loans. The sensitivity of these exposures would materially reflect the sensitivity of the benchmarked model.

Disclosure of management value at risk	Management VaR (95%) by risk factor

	Half year ended 30.06.26			Half year ended 31.12.25			Half year ended 30.06.25
	Average	High	Low	Average	High	Low	Average	High	Low
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Credit risk	17	20	14	14	21	11	16	20	13
Interest rate risk	13	22	5	15	23	6	15	25	5
Equity risk	7	11	4	6	10	4	8	14	5
Basis risk	6	8	4	6	9	4	5	7	4
Spread risk	4	6	3	5	6	3	5	7	4
Foreign exchange risk	7	13	4	6	10	3	4	7	3
Commodity risk	1	2	—	—	1	—	—	1	—
Inflation risk	4	6	3	5	6	4	5	8	3
Diversification effect[1]	(39)	n/a	n/a	(39)	n/a	n/a	(39)	n/a	n/a
Total management VaR	20	29	13	18	26	8	19	30	10

1Diversification effects recognise that forecast losses from different assets or businesses are unlikely to occur concurrently, hence the expected aggregate loss is lower than the sum of the expected losses from each area. Historical correlations between losses are taken into account in making these assessments. The high and low VaR figures reported for each category did not necessarily occur on the same day as the high and low total management VaR. Consequently, a diversification effect balance for the high and low VaR figures would not be meaningful and is therefore omitted from the above table.

Disclosure of own funds and eligible liabilities

Capital ratios	As at 30.06.26	As at 31.03.26	As at 31.12.25
CET1	14.3%	14.1%	14.3%
T1	18.0%	17.5%	17.9%
Total regulatory capital	20.3%	19.7%	20.4%
MREL ratio as a percentage of total RWAs	36.7%	35.4%	35.8%

Own funds and eligible liabilities	£m	£m	£m
Total equity excluding non-controlling interests per the balance sheet	79,358	76,668	77,784
Less: other equity instruments (recognised as AT1 capital)	(13,275)	(12,714)	(12,725)
Adjustment to retained earnings for foreseeable ordinary share dividends	(1,000)	(500)	(778)
Adjustment to retained earnings for foreseeable repurchase of shares	—	(507)	(271)
Adjustment to retained earnings for foreseeable other equity coupons	(38)	(45)	(36)

Other regulatory adjustments and deductions
Additional value adjustments (PVA)	(2,086)	(2,103)	(1,956)
Goodwill and intangible assets	(8,845)	(8,327)	(8,255)
Deferred tax assets that rely on future profitability excluding temporary differences	(892)	(958)	(1,069)
Fair value reserves related to gains or losses on cash flow hedges	1,548	2,147	666
Excess of expected losses over impairment	(505)	(446)	(436)
Gains or losses on liabilities at fair value resulting from own credit	577	507	904
Defined benefit pension fund assets	(2,407)	(2,352)	(2,398)
Direct and indirect holdings by an institution of own CET1 instruments	(6)	(7)	(14)
Other regulatory adjustments	(186)	(144)	(346)
CET1 capital	52,243	51,219	51,070

AT1 capital
Capital instruments and related share premium accounts	13,286	12,758	12,758
Other regulatory adjustments and deductions	(10)	(44)	(33)
AT1 capital	13,275	12,714	12,725

T1 capital	65,519	63,933	63,795

T2 capital
Capital instruments and related share premium accounts	8,479	7,937	8,835
Qualifying T2 capital (including minority interests) issued by subsidiaries	49	53	55
Other regulatory adjustments and deductions	(118)	(134)	(71)
Total regulatory capital	73,929	71,789	72,614

Less : Ineligible T2 capital (including minority interests) issued by subsidiaries	(49)	(53)	(55)
Eligible liabilities	59,973	57,113	55,106
Total own funds and eligible liabilities[1]	133,852	128,850	127,665

Total RWAs	364,764	364,462	356,774
1As at 30 June 2026, the Group's MREL requirement, excluding any applicable PRA buffer, was to hold £111.4bn of own funds and eligible liabilities equating to 30.5% of RWAs. The Group remains above its MREL regulatory requirement including any applicable PRA buffer.